Note 20 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2018	2017

Bank balances	11,187	13,067
Cash and cash equivalents in the statement of financial position	11,187	13,067
Bank overdrafts used for cash management purposes	—	(311)
Net cash and cash equivalents at year end	11,187	12,756